FAIR VALUE (Schedule of Assets Measured at Fair Value on a Non-recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
One to four family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	$ 77	$ 6	$ 6	$ 268
Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	115	290	290
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | One to four family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	0
Significant Other Observable Inputs (Level 2) [Member] | One to four family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	0
Significant Other Observable Inputs (Level 2) [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	0
Significant Unobservable Inputs (Level 3) [Member] | One to four family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	77	6	6	268
Significant Unobservable Inputs (Level 3) [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring	$ 115	$ 290	$ 290